Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ABERDEEN STREET TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2015
Document Creation Date	dei_DocumentCreationDate	Jul. 16, 2015